Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings [Abstract]
Borrowings
13.	BORROWINGS

	December 31,	December 31,
	2020	2021
Long-term borrowings - unsecured
Loans from government (a)	$7,494,665	$7,341,127
Other long-term borrowings (b)	4,060,357	19,521,647
Interest payables (a)	3,628,399	3,994,534
	$15,183,421	$30,857,308
Current borrowings - unsecured (b)
Loans from shareholders	$2,571,701	$-
Interest payables	329,270	-
	$2,900,971	$-
Current borrowings from related parties - unsecured
Loans from related parties (c)	$550,000	$-
Interest payables	67,912	-
	$617,912	$-

a.	Loans from government

On April 27, 2011, the Singapore Economic Development Board (EDB) awarded the Company a repayable grant (the “Grant”) not exceeding SGD10 million (equivalent to $7,494,665 and $7,341,127 as at December 31, 2020 and 2021 respectively) to support the Company’s drug development activities over a five-year qualifying period commencing February 24, 2011 (the “Project”). The Project was successfully implemented, resulting in substantially the full amount of the Grant being disbursed to the Company.

In the event any of the Company’s clinical product candidates achieve commercial approval after Phase 3 clinical trials, the Company will be required to repay the funds disbursed to the Company under the Grant plus interest of 6%. Until the Company has fulfilled its repayment obligations under the Grant, the Company has ongoing update and reporting obligations to the EDB. In the event the Company breaches any of its ongoing obligations under the Grant, EDB can revoke the Grant and demand that the Company repay the funds disbursed to the Company under the Grant. There were no breaches as of December 31, 2020 and December 31, 2021.

As of December 31, 2020 and December 31, 2021, the amounts of funds disbursed to the Company plus accrued interest were $11,123,064 and $11,335,661, respectively.

b.	Other long-term borrowings

CSL Finance Pty Ltd.

On May 12, 2014, ASLAN Pharmaceuticals Pte. Ltd. obtained a loan facility of $4.5 million from CSL Finance Pty Ltd. The amount was based on 75% of research and development costs approved by CSL Finance Pty Ltd. at each drawdown period. The loan was repayable within 10 years from the date of the facility agreement. Interest on the loan was computed at 6% plus LIBOR, payable on a quarterly basis. Mandatory prepayment of the loan was required upon a successful product launch occurring before maturity of the loan.

As of December 31, 2020, the aggregate carrying amount including principal and accrued interest outstanding under CSL loan facility were $4,795,867. The CSL loan facility including principal and accrued interest was repaid in full on July 13, 2021.

Convertible Loan Facility

On September 30, 2019, the Company entered into a loan facility with Bukwang Pharmaceutical Co., Ltd., for an amount of $1.0 million, which is referred to as the Convertible Loan Facility. The Convertible Loan Facility had a two-year term with a 10% interest rate per annum, commencing upon the date the Company draws down on such facility. In October 2019, the Company drew down on $1.0 million under the Convertible Loan Facility. The Company had the option to repay the amounts owed at any time, subject to certain conditions. The redemption right of the Company and the convertible right of the lender are recognised as derivative financial instruments. Please refer to Note 8 - “Financial liabilities at fair value through profit or loss (FVTPL)”.

As of December 31, 2020, the aggregate carrying amount, including both the principal and outstanding accrued interest under the Convertible Loan Facility was $969,730.

On March 29, 2021, the Company exercised the early pre-redemption right and repaid the Convertible Loan Facility in full, including accrued interest and derecognised the derivative financial instruments.

October/November 2019 Loan Facility

On October 25, 2019, the Company entered into a loan facility with certain existing stockholders/directors, or affiliates thereof, and on November 11, 2019, the Company entered into a related loan facility with the affiliate of another existing stockholder, for an aggregate amount of $2.25 million (collectively, the “October/November 2019 Loan Facility”). The October/November 2019 Loan Facility had a two-year term with a 10% interest rate per annum, commencing upon the date the Company drew down the facility, which was required to be drawn down in full. The Company had the option to repay not less than $1.0 million of the amounts owed under the October/November 2019 Loan Facility at any time (derivative financial assets – pre-redemption right), subject to certain conditions. In the event that the Company in a single re-financing transaction raised more than ten times the aggregate loan amount prior to expiry of the term, the Company was obligated to repay any unpaid portion of the principal amount and accrued interest thereunder within 30 days of the receipt of the proceeds from such re-financing transaction.

In 2019, the Company drew down on $2.25 million under the loan facilities. In connection with the October/November 2019 Loan Facility, the Company issued warrants (collectively referred to as the “Warrants”). These Warrants entitle lenders optionally to purchase shares up to a maximum of 50% of the principal loan amount, at an exercise price of $2.02 per ADS. The Warrants were exercisable only after the Company’s ordinary shares were delisted from TPEx, and were due to expire on the earlier of (i) the first anniversary of such TPEx delisting to be August 25, 2021 or (ii) expiry of the term of the October/November 2019 Loan Facility.

The Company was entitled to repay all or part of the loans at any time prior to expiry of the term and Company evaluated the pre-redemption right as derivative financial assets as disclosed in Note 8. As of December 31, 2020, the aggregate carrying amount including both the principal and outstanding accrued interest under the October/November 2019 Loan Facility were $2,549,153.

On March 22, 2021, the Company exercised the early pre-redemption right and repaid the October/November 2019 Loan Facility in full including accrued interest. At the same time, holders of Warrants amounting to $825,397 of the principal loan amount, purchased 2,045,355 ordinary shares (representing 409,071 ADSs) at an exercise price of $2.02 per ADS.

Loan and Security Agreement with K2 HealthVentures LLC

On July 12, 2021, ASLAN Pharmaceuticals Limited (the “Company”) and ASLAN Pharmaceuticals (USA) Inc. as borrowers entered into a Loan, Guaranty, and Security Agreement (the “K2HV Loan Agreement”) with K2 HealthVentures LLC (“K2HV”) as administrative agent, Ankura Trust Company, LLC as collateral agent. The borrowers’ obligations under the Loan Agreement are guaranteed by ASLAN Pharmaceuticals Pte. Ltd (“ASLAN Singapore”) and any future material subsidiaries and secured by substantially all of borrowers’, ASLAN Singapore’s and any future subsidiary guarantors’ assets, other than intellectual property.

The K2HV Loan Agreement provides for up to $45.0 million of delayed draw term loans, consisting of (i) the first tranche of $20.0 million available at closing, (ii) the second and third traches in the aggregate amount of $10.0 million subject to the Company’s achievement of certain clinical milestones related to farudodstat (also known as ASLAN003) and eblasakimab (also known as ASLAN004) and (iii) an uncommitted fourth tranche of up to $15.0 million.

The term loans bear interest at a floating rate equal to the greater of (i) the prime rate published by Wall Street Journal plus 5.00% and (ii) 8.25% per annum. The monthly payments are interest-only until August 1, 2023, which may be extended to August 1, 2024, upon the Company’s achievement of certain clinical milestones. Subsequent to the interest-only period, the term loans will be payable in equal monthly installments of principal plus accrued and unpaid interest, through the maturity date which is July 1, 2025. The Company paid the lenders a one-time $255,000 facility fee at closing and will be obligated to pay for an additional facility fee equal to 0.85% of any term loans borrowed under the fourth tranche. In addition, the Company is obligated to pay a final payment fee of 6.25% of the original principal amount of the term loans at the maturity date. The Company may elect to prepay all, but not less than all, of the term loans prior to the term loan maturity date, subject to a prepayment fee of up to 3.0% of the then outstanding principal balance. After repayment, no term loans may be borrowed again.

On July 12, 2021, the full first tranche of $20.0 million available at closing was drawn down. Due to the K2 Warrant described below, the fair value of the first tranche loan on July 12, 2021 was $19,311,676. Subsequent to the interest-only period from July 1, 2021 to July 31, 2023, the term loans will be payable in equal monthly instalments of principal plus accrued and unpaid interest, through the maturity date which is July 1, 2025. However, the interest-only period can be extended up to 36 months from the loan closing upon announcement of the achievement of positive data for the Company’s Phase 2b clinical study of eblasakimab in atopic dermatitis which is supportive of continued clinical advancement with a commercially viable product profile, as determined by K2HV in its reasonable discretion.

Borrowings under the K2HV Facility are secured with a pledge of the borrowers’ equity interests in subsidiaries and collateral over all of the Company’s cash, goods, and other personal property, with the exception of (i) the Company’s registered intellectual property assets, (ii) personal property to the extent that granting of security over any such personal property would constitute a breach of or result in the termination of, or require any consent not obtained under, any license, agreement, instrument or other document evidencing or giving rise to such property, or is otherwise prohibited by any requirement of law, and (iii) the Company’s equity interests in JAGUAHR. Such pledge and collateral may be enforced only if there has been an event of default as stipulated in the loan agreement. As of December 31, 2021, the Company is in full compliance with the loan agreement and there have been no events of default.

In connection with the closing of the loan facility, the Company issued a warrant to purchase ordinary shares (the “K2 Warrant”) to K2HV. The number of ordinary shares exercisable under the K2 Warrant equals (i) 2.95% of the aggregate term loan advances made to the Company from time to time divided by (ii) the warrant price of $0.5257 per ordinary share (equivalent to $2.6285 per ADS). The K2 Warrant also includes a cashless exercise feature allowing the holder to receive shares underlying the warrant in an amount reduced by the aggregate exercise price that would have been payable upon exercise of the warrant for such shares. The K2 Warrant is exercisable until its expiration on July 12, 2031. The total proceeds attributed to the K2 Warrant was approximately $688,324 based on the relative fair value as of the date of the drawdown. As the number of ADS to be issued under the cashless method will continue to vary dependent to the share price of the Company, the K2 Warrants do not meet the equity classification and are classified as liability and fair valued though profit and loss. As of December 31, 2021, the fair value of the K2 Warrant was revalued to $223,352 with the difference of $464,972 being recorded to the profit and loss. See Note 22 for more detail on assumptions used in the valuation of the K2 warrant.

See Note 25 for this subsequent event details for subsequent drawdowns.

c.	Unsecured borrowings from related parties

The terms of the unsecured borrowings from related parties are the same as the terms of the October/November 2019 Loan Facility as disclosed in Note 13 b. above. On March 29, 2021, the Company exercised the early pre-redemption right and repaid the unsecured borrowings from related parties, including accrued interest and derecognised the derivative financial instruments.